Discontinued Operations - Summary of Assets and Liabilities Related to Discontinued Operation Held for Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent liabilities held for sale:
Total liabilities held for sale	$ 952	$ 245	$ 201
Held for Sale [Member]
Current assets held for sale:
Accounts receivable, net	202	108	15
Inventory, net	2,896	2,841	3,076
Other current assets	356	328	531
Long-term assets held for sale:
Property and equipment, net	223	260	727
Other noncurrent assets	1,787	1,866	2,528
Goodwill	3,550	3,550	3,550
Intangible assets, net	5,645	5,957	7,207
Operating lease right-of-use assets	1,030
Total assets	15,689	14,910	17,634
Current liabilities held for sale:
Accounts payable and accrued liabilities	495	580	584
Operating lease liabilities	355
Noncurrent liabilities held for sale:
Other noncurrent liabilities	70	78	107
Deferred revenues	142	167	94
Operating lease liabilities	740
Total liabilities held for sale	$ 1,802	825	$ 785
Held for Sale [Member] | Previously Reported
Current assets held for sale:
Inventory, net		$ 2,840